CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

As of June 30, 2018 and June 30, 2017, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2018	2017
Cash and cash equivalents	249,970	122,699
Short term restricted cash	15,535	4,361
Long term restricted cash	56,156	64,168
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	321,661	191,228

Amounts included in short-term and long-term restricted cash include primarily cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our recourse debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. Under our non-recourse debt facilities, we need to maintain free cash of $10 million. In addition, short-term restricted cash includes amounts required to be set aside by our margin calls on derivative positions and minor amounts secured for tax payments or for claims processes.